Share-Based Compensation (Details) - Total share-based compensation expense of earn-out shares for the years ended December 31, 2021 were ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Total share-based compensation expense of earn-out shares for the years ended December 31, 2021 were [Abstract]
General and administrative	¥ 94,266